UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 2001

               (Please read instructions before preparing form.)

If amended report check here: |_|

MATRIX ASSET ADVISORS
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

747 Third Avenue, 31 fl, NY, NY    10017
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

David A. Katz    212-486-2004               President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.


---------------------------------ATTENTION--------------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained herein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned instutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and the State of NY on the 13 day of Nov, 2000.

                                               MATRIX ASSET ADVISORS, INC.
                                     -------------------------------------------
                                      (Name of Institutional Investment Manager)

                                             /s/ David Katz
                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1.                                      6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                          Matrix Asset Advisors, Inc.
                                    FORM 13F
                                 March 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                 Title                                                                        Voting Authority
                                  of       CUSIP       Value    Shares/ Sh/  Put/  Invstmt    Other     ----------------------------
Name of Issuer                   Class    Number     (x$1000)   Prn Amt Prn  Call  Dscretn   Managers      Sole     Shared     None
------------------------------------------------------------------------------------------------------------------------------------
3 Com Corp.                       COM   885535104      4318       755000 SH         Sole                  146300           608700
AES Corporation                   COM   00130h105       247         4944 SH         Sole                                     4944
AFLAC, Inc.                       COM   001055102       809        29375 SH         Sole                    1200            28175
AOL Time Warner                   COM   00184a105       380         9470 SH         Sole                                     9470
AT&T                              COM   001957109       292     13718.62 SH         Sole                                 13718.62
AT&T Corp. - Liberty Media - A    COM   001957208       308        22026 SH         Sole                                    22026
Abbott Laboratories               COM   002824100     10131       214692 SH         Sole                   32900           181792
Adaptec Inc.                      COM   00651F108      5793       667970 SH         Sole                  117700           550270
Allstate Corporation              COM   020002101      4227       100791 SH         Sole                    4100            96691
American Express Co.              COM   025816109      8467       205008 SH         Sole                    6700           198308
American General Corp.            COM   026351106      2192        57310 SH         Sole                    2400            54910
American Home Products, Inc.      COM   026609107      7586       129131 SH         Sole                   10100           119031
American International Group I    COM   026874107     21891       271940 SH         Sole                   11300           260640
American Power Conversion         COM   029066107      7671       595050 SH         Sole                   99700           495350
Amgen                             COM   031162100       266         4420 SH         Sole                                     4420
Arrow Electronics                 COM   042735100      4682       207155 SH         Sole                   29800           177355
BB&T Corporation                  COM   054937107      1006        28590 SH         Sole                    1200            27390
BP Amoco PLC - ADR                COM   055622104       349         7036 SH         Sole                                     7036
Bank One Corporation              COM   06423a103      4917       135906 SH         Sole                    5700           130206
Bank of America Corp.             COM   060505104     23934       437147 SH         Sole                   42000           395147
Bank of New York                  COM   064057102      2846        57793 SH         Sole                    2400            55393
Bausch & Lomb                     COM   071707103      9154       200475 SH         Sole                   21400           179075
Bear Stearns Companies            COM   073902108       634        13857 SH         Sole                     600            13257
Bellsouth Corp.                   COM   079860102       300         7323 SH         Sole                                     7323
Belvedere Resources, Ltd.         COM   080903107         4        10000 SH         Sole                                    10000
Berkshire Hathaway - Class B      COM   084670207      2583         1187 SH         Sole                      50             1137
Biomet                            COM   090613100       414        10500 SH         Sole                                    10500
Boston Scientific                 COM   101137107     13533       670601 SH         Sole                  101000           569601
Bristol-Myers                     COM   110122108      2397        40355 SH         Sole                    2200            38155
Capital One Finance Corp.         COM   14040h105       645        11625 SH         Sole                     500            11125
CenturyTel Inc.                   COM   156700106     10392       361445 SH         Sole                   58100           303345
Charles Schwab Corp.              COM   808513105      1173        76075 SH         Sole                    3200            72875
Chubb Corp.                       COM   171232101      1589        21938 SH         Sole                     650            21288
Cisco Systems Inc                 COM   17275R102       227        14330 SH         Sole                                    14330
Citigroup                         COM   172967101     27421   609628.168 SH         Sole                   24975         584653.2
Claire's Stores                   COM   179584107      6015       339825 SH         Sole                   58400           281425
Coca Cola                         COM   191216100      1260        27905 SH         Sole                                    27905
Comerica Bank                     COM   200340107      8721       141804 SH         Sole                   19100           122704
Compaq Computer                   COM   204493100     11123       611178 SH         Sole                   83250           527928
Computer Associates               COM   204912109      3786       139188 SH         Sole                   22148           117040
Computer Sciences Corp.           COM   205363104      3968       122665 SH         Sole                   22450           100215
Countrywide Credit Inds. Inc.     COM   222372104       704        14275 SH         Sole                     500            13775
Dow Chemical                      COM   260543103       334        10578 SH         Sole                                    10578
E-Kong Group Ltd.                 COM   G2952Q109         8       250000 SH         Sole                                   250000
Electronic Data Systems           COM   285661104     10957       196151 SH         Sole                   22850           173301
Equifax Inc.                      COM   294429105     11472       367110 SH         Sole                   45800           321310
Exxon Mobil Corporation           COM   30231g102      1755    21667.872 SH         Sole                                 21667.87
Federal Natl. Mortgage Assn.      COM   313586109     12262       154048 SH         Sole                    6950           147098
Fifth Third Bancorp               COM   316773100      2382        44575 SH         Sole                    1900            42675
First Data Corp.                  COM   319963104     10309       172650 SH         Sole                   23750           148900
First Union Corp.                 COM   337358105      4924       149210 SH         Sole                    6200           143010
Fleet Boston Financial Corp       COM   339030108     10941       289826 SH         Sole                   36025           253801
Franklin Resources Inc.           COM   354613101      1379        35250 SH         Sole                    1450            33800
Freddie Mac                       COM   313400301     14666       226215 SH         Sole                   24200           202015
Gap Inc.                          COM   364760108      3796       160050 SH         Sole                   37600           122450
Gartner Inc. - A                  COM   366651107      2507       372025 SH         Sole                   41000           331025
Gartner Inc. - B                  COM   366651206      3102       492325 SH         Sole                   96700           395625
General Electric Co.              COM   369604103      3211    76712.248 SH         Sole                                 76712.25
Global Crossing Ltd.              COM   G3921A100      1981       146815 SH         Sole                   11395           135420
Goldman Sachs Group, Inc.         COM   38141G104      1659        19500 SH         Sole                     850            18650
H.J. Heinz Company                COM   423074103      8759       217885 SH         Sole                   37200           180685
Hartford Financial Services Gr    COM   416515104      1550        26275 SH         Sole                    1050            25225
Hewlett-Packard Inc.              COM   428236103     10007       320010 SH         Sole                   52500           267510
Household International           COM   441815107      3549        59905 SH         Sole                    2500            57405
IBP, Inc.                         COM   449223106       164        10000 SH         Sole                    7500             2500
Intel Corporation                 COM   458140100       579        21996 SH         Sole                                    21996
International Business Machine    COM   459200101       527         5476 SH         Sole                                     5476
J. P. Morgan Chase & Co.          COM   16161A108     11747       261633 SH         Sole                   10250           251383
Jefferson-Pilot Corp.             COM   475070108       982        14466 SH         Sole                     600            13866
Johnson & Johnson                 COM   478160104      4290        49051 SH         Sole                   11500            37551
KeyCorp                           COM   493267108      1963        76075 SH         Sole                    3200            72875
Leggett & Platt Inc.              COM   524660107      3420       177835 SH         Sole                   42500           135335
Lehman Brothers                   COM   524908100      2333        37215 SH         Sole                    1550            35665
Lincoln National Corp.            COM   534187109       990        23300 SH         Sole                    1000            22300
Lucent Technologies               COM   549463107      4275   428799.654 SH         Sole                   85900         342899.7
M&T Bank                          COM   55261F104       489         7000 SH         Sole                                     7000
MBIA Inc.                         COM   55262C100      4156        51510 SH         Sole                    9825            41685
MBNA Corp.                        COM   55262L100      3376       101985 SH         Sole                    4300            97685
MGIC Investment Corp.             COM   552848103       653         9550 SH         Sole                     400             9150
Manpower Inc.                     COM   56418H100      8917       309608 SH         Sole                   50600           259008
Marsh & McLennan Cos Inc          COM   571748102      2379        25035 SH         Sole                    1000            24035
Maxcor Financial Group            COM   57772G100        40        20000 SH         Sole                                    20000
McDonald's Corp.                  COM   580135101       234         8800 SH         Sole                                     8800
Mellon Financial Corp.            COM   58551a108      2896        71475 SH         Sole                    3000            68475
Merck & Co., Inc.                 COM   589331107      3565        46976 SH         Sole                                    46976
Merrill Lynch & Co.               COM   590188108      5020        90621 SH         Sole                    3800            86821
MetLife Inc.                      COM   59156r108      2092        69625 SH         Sole                    2950            66675
Microsoft Corporation             COM   594918104       618        11306 SH         Sole                                    11306
Morgan Stanley Dean Witter & C    COM   617446448     13244       247558 SH         Sole                   26550           221008
Motorola Inc                      COM   620076109      7300       511950 SH         Sole                   82500           429450
Mylan Laboratories, Inc.          COM   628530107      9195       355725 SH         Sole                   50100           305625
National City Corp                COM   635405103      1903        71123 SH         Sole                    3000            68123
Northern Trust Corp.              COM   665859104       802        12835 SH         Sole                     550            12285
Novellus Systems                  COM   670008101      5939       146407 SH         Sole                   25350           121057
Office Depot Inc.                 COM   676220106      2104       240475 SH         Sole                   20200           220275
Orthodontix Inc.                  COM   68750q101         6        38000 SH         Sole                                    38000
PNC Bank Corp                     COM   693475105      3056        45100 SH         Sole                    1850            43250
Palm Inc.                         COM   696642107       597        70994 SH         Sole                                    70994
Pelican Financial Inc.            COM   705808103        41        15000 SH         Sole                                    15000
Pfizer, Inc.                      COM   717081103       453        11070 SH         Sole                                    11070
Pharmacia Corporation             COM   71713u102      7504       148986 SH         Sole                   19676           129310
Pitney Bowes, Inc.                COM   724479100       921        26515 SH         Sole                    9000            17515
Pricesmart                        COM   741511109       314         8050 SH         Sole                                     8050
Procter & Gamble Co               COM   742718109       225         3600 SH         Sole                                     3600
Progressive Corp.                 COM   743315103       824         8490 SH         Sole                     350             8140
Providian Corp.                   COM   74406A102      1758        35850 SH         Sole                    1400            34450
SBC Communications Corp.          COM   78387G103       370         8301 SH         Sole                                     8301
Sara Lee Corporation              COM   803111103       447        20700 SH         Sole                                    20700
Schering Plough                   COM   806605101      4877       133515 SH         Sole                   29350           104165
Sherwin-Williams Co.              COM   824348106      6374       250150 SH         Sole                   41650           208500
Sky Financial Group Inc.          COM   83080p103       303        17780 SH         Sole                                    17780
SouthTrust Corp.                  COM   844730101      1433        31325 SH         Sole                    1300            30025
Sprint Corp. (Fon Group)          COM   852061100      4759       216420 SH         Sole                   40200           176220
St. Jude Medical Inc.             COM   790849103      3870        71875 SH         Sole                    8150            63725
St. Paul Co.                      COM   792860108      1075        24405 SH         Sole                    1050            23355
State Street Corp.                COM   857477103      1532        16400 SH         Sole                     700            15700
Stilwell Financial Inc.           COM   860831106       743        27700 SH         Sole                    1200            26500
Sun Microsystems Inc.             COM   866810104       248        16120 SH         Sole                                    16120
Suntrust Banks Inc.               COM   867914103      2573        39713 SH         Sole                    1700            38013
T. Rowe Price Group Inc.          COM   74144t108       249         7955 SH         Sole                     200             7755
Textron Inc.                      COM   883203101       363         6385 SH         Sole                                     6385
Torchmark Corp.                   COM   891027104       925        23827 SH         Sole                    1000            22827
U.S. Bancorp                      COM   902973304      5675       244607 SH         Sole                   10213           234394
Verizon Communications            COM   92343v104     11515       233580 SH         Sole                   33950           199630
Vishay Intertechnology            COM   928298108      6148       308927 SH         Sole                   36525           272402
Vyrex Corp.                       COM   92922E101        16        23000 SH         Sole                                    23000
Wachovia Corp.                    COM   929771103      6940       115190 SH         Sole                   15450            99740
Walt Disney Company               COM   254687106       209         7294 SH         Sole                                     7294
Washington Mutual Inc.            COM   939322103      4149        75786 SH         Sole                    3203            72583
Wells Fargo Company               COM   949746101     10030       202740 SH         Sole                    8300           194440
Wilmington Trust                  COM   971807102      1855        31400 SH         Sole                    1800            29600
FEOCII Subscription Agreement           8324009         100       100000 SH         Sole                                   100000
Tyrus Group (Church) Units              8324008          43        42547 SH         Sole                                    42547
Tyrus Group (Clearfield) Units          8324007          99        99277 SH         Sole                                    99277
Tyrus Group Units                       8324002         178       177983 SH         Sole                                   177983
Tyrus Group Units                       8324003         100       100000 SH         Sole                                   100000
Tyrus Group Units                       8324004         100       100000 SH         Sole                                   100000
Tyrus Group Units                       8324005          75        75000 SH         Sole                                    75000
Tyrus Group Units                       8324006          70        70000 SH         Sole                                    70000
Janus Fund                              471023101       290     10610.58 SH         Sole                                 10610.58

REPORT SUMMARY                140 DATA RECORDS       539490              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED